Organization - Use of the Proceeds from the IP (Parenthetical) (Detail)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Senior Notes [Member]
Consolidation, Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Interest rate on debt	11.00%	11.00%	11.00%